Changes in Consolidated Stockholders' Equity (USD $) In Millions		Total	Common stock	Treasury stock	Profit employed in the business	Accumulated other comprehensive income (loss)	Noncontrolling interests	Comprehensive income (loss)
Balance at Dec. 31, 2007		$ 8,980	$ 2,744	$ (9,451)	$ 17,365	$ (1,791)	$ 113
Increase (Decrease) in Stockholders' Equity
Profit of consolidated and affiliated companies		3,585			3,557		28	3,585
Foreign currency translation, net of tax of $73, $37 and $133 for the year 2010, 2009 and 2008 respectively		(465)				(488)	23	(465)
Pension and other postretirement benefits
Current year actuarial gain (loss), net of tax of $214, $401 and $1,854 for the year 2010, 2009 and 2008 respectively		(3,445)				(3,415)	(30)	(3,445)
Amortization of actuarial (gain) loss, net of tax of $173, $113 and $84 for the year 2010, 2009 and 2008 respectively		151				150	1	151
Current year prior service cost, net of tax of $3, $249 and $5 for the year 2010, 2009 and 2008 respectively		(9)				(9)		(9)
Amortization of transition (asset) obligation, net of tax of $1, $1 and $1 for the year 2010, 2009 and 2008 respectively		2				2		2
Derivative financial instruments
Gains (losses) deferred, net of tax of $29, $16 and $67 for the year 2010, 2009 and 2008 respectively		100				100		100
(Gains) losses reclassified to earnings, net of tax of $18, $36 and $14 for the year 2010, 2009 and 2008 respectively		(20)				(22)	2	(20)
Retained interests
Gains (losses) deferred, net of tax of $9 and $13 for the year 2009 and 2008 respectively		(22)				(22)		(22)
(Gains) losses reclassified to earnings, net of tax of $11 and $8 for the year 2009 and 2008 respectively		13				13		13
Available-for-sale securities
Gains (losses) deferred, net of tax of $25, $47 and $67 for the year 2010, 2009 and 2008 respectively		(125)				(125)		(125)
(Gains) losses reclassified to earnings, net of tax of $2, $5 and $15 for the year 2010, 2009 and 2008 respectively		28				28		28
Dividends declared		(981)			(981)
Distributions to noncontrolling interests		(10)					(10)
Change in ownership for noncontrolling interests		(26)					(26)
Common shares issued from treasury stock for stock-based compensation: 12,612,514, 3,571,268 and 4,807,533 for the year 2010, 2009 and 2008 respectively		135	7	128
Stock-based compensation expense		194	194
Net excess tax benefits from stock-based compensation		56	56
Shares repurchased: 27,267,026	[1]	(1,894)		(1,894)
Stock repurchase derivative contracts		56	56
Cat Japan share redemption	[2]	(113)			(115)		2
Comprehensive income (loss)								(207)
Balance at Dec. 31, 2008		6,190	3,057	(11,217)	19,826	(5,579)	103
Increase (Decrease) in Stockholders' Equity
Profit of consolidated and affiliated companies		827			895		(68)	827
Foreign currency translation, net of tax of $73, $37 and $133 for the year 2010, 2009 and 2008 respectively		363				342	21	363
Pension and other postretirement benefits
Current year actuarial gain (loss), net of tax of $214, $401 and $1,854 for the year 2010, 2009 and 2008 respectively		925				924	1	925
Amortization of actuarial (gain) loss, net of tax of $173, $113 and $84 for the year 2010, 2009 and 2008 respectively		187				187		187
Current year prior service cost, net of tax of $3, $249 and $5 for the year 2010, 2009 and 2008 respectively		300				300		300
Amortization of prior service cost, net of tax of $12 and $8 for the year 2010 and 2009 respectively		(2)				(2)		(2)
Amortization of transition (asset) obligation, net of tax of $1, $1 and $1 for the year 2010, 2009 and 2008 respectively		1				1		1
Derivative financial instruments
Gains (losses) deferred, net of tax of $29, $16 and $67 for the year 2010, 2009 and 2008 respectively		19				19		19
(Gains) losses reclassified to earnings, net of tax of $18, $36 and $14 for the year 2010, 2009 and 2008 respectively		(56)				(54)	(2)	(56)
Retained interests
Gains (losses) deferred, net of tax of $9 and $13 for the year 2009 and 2008 respectively	[3]	(16)				(16)		(16)
(Gains) losses reclassified to earnings, net of tax of $11 and $8 for the year 2009 and 2008 respectively		20				20		20
Available-for-sale securities
Gains (losses) deferred, net of tax of $25, $47 and $67 for the year 2010, 2009 and 2008 respectively		86				86		86
(Gains) losses reclassified to earnings, net of tax of $2, $5 and $15 for the year 2010, 2009 and 2008 respectively		8				8		8
Dividends declared		(1,038)			(1,038)
Distributions to noncontrolling interests		(10)					(10)
Change in ownership for noncontrolling interests		(18)	(3)				(15)
Common shares issued from treasury stock for stock-based compensation: 12,612,514, 3,571,268 and 4,807,533 for the year 2010, 2009 and 2008 respectively		89	(14)	103
Common shares issued from treasury stock for benefit plans: 1,487,481 and 19,624,810 for the year 2010 and 2009 respectively	[4]	718	250	468
Stock-based compensation expense		132	132
Net excess tax benefits from stock-based compensation		17	17
Cat Japan share redemption	[2]	81			28		53
Comprehensive income (loss)								2,662
Balance at Dec. 31, 2009		8,823	3,439	(10,646)	19,711	(3,764)	83
Balance, as adjusted at Dec. 31, 2009		8,820	3,439	(10,646)	19,705	(3,761)	83
Increase (Decrease) in Stockholders' Equity
Adjustment to adopt consolidation of variable interest entities	[5]	(3)			(6)	3
Profit of consolidated and affiliated companies		2,758			2,700		58	2,758
Foreign currency translation, net of tax of $73, $37 and $133 for the year 2010, 2009 and 2008 respectively		(34)				(52)	18	(34)
Pension and other postretirement benefits
Current year actuarial gain (loss), net of tax of $214, $401 and $1,854 for the year 2010, 2009 and 2008 respectively		(540)				(539)	(1)	(540)
Amortization of actuarial (gain) loss, net of tax of $173, $113 and $84 for the year 2010, 2009 and 2008 respectively		310				307	3	310
Current year prior service cost, net of tax of $3, $249 and $5 for the year 2010, 2009 and 2008 respectively		(8)				(8)		(8)
Amortization of prior service cost, net of tax of $12 and $8 for the year 2010 and 2009 respectively		(17)				(17)		(17)
Amortization of transition (asset) obligation, net of tax of $1, $1 and $1 for the year 2010, 2009 and 2008 respectively		1				1		1
Derivative financial instruments
Gains (losses) deferred, net of tax of $29, $16 and $67 for the year 2010, 2009 and 2008 respectively		(50)				(50)		(50)
(Gains) losses reclassified to earnings, net of tax of $18, $36 and $14 for the year 2010, 2009 and 2008 respectively		35				35		35
Available-for-sale securities
Gains (losses) deferred, net of tax of $25, $47 and $67 for the year 2010, 2009 and 2008 respectively		37				37		37
(Gains) losses reclassified to earnings, net of tax of $2, $5 and $15 for the year 2010, 2009 and 2008 respectively		(4)				(4)		(4)
Dividends declared		(1,103)			(1,103)
Change in ownership for noncontrolling interests		(135)	(69)				(66)
Common shares issued from treasury stock for stock-based compensation: 12,612,514, 3,571,268 and 4,807,533 for the year 2010, 2009 and 2008 respectively		296	74	222
Common shares issued from treasury stock for benefit plans: 1,487,481 and 19,624,810 for the year 2010 and 2009 respectively	[4]	94	67	27
Stock-based compensation expense		226	226
Net excess tax benefits from stock-based compensation		151	151
Cat Japan share redemption	[2]	27			82		(55)
Comprehensive income (loss)								2,488
Balance at Dec. 31, 2010		$ 10,864	$ 3,888	$ (10,397)	$ 21,384	$ (4,051)	$ 40

[1]	Amount consists of $1,800 million of cash-settled purchases and $94 million of derivative contracts.
[2]	See Notes 23 and 24 regarding the Cat Japan share redemption.
[3]	Includes noncredit component of other-than-temporary impairment losses on retained interests of $(8) million, net of tax of $4 million, for the twelve months ended December 31, 2009. See Note 6 and 17 for additional information.
[4]	See Note 12 regarding shares issued for benefit plans.
[5]	See Note 6 for additional information.